FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity reserve (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturity Analysis For Derivative Financial Liabilities
Carrying value of financial liabilities included in other non-current liabilities	¥ 841,059	¥ 769,061
The Group
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	138,407,156	140,248,495
The Group | Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,401,097	6,098,467
The Group | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	46,140,740	40,504,834
The Group | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	10,185,840	15,715,000
The Group | Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	500,000	3,500,000
The Group | Gold leasing arrangement
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,607,905	6,818,393
The Group | Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	39,296,192	31,041,442
The Group | Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,547,869	12,780,274
The Group | Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,766	89,426
The Group | Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	8,855,639	10,535,869
The Group | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	862,508	804,349
The Group | Trade and notes payables
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	14,007,600	12,360,441
The Group | Within 1 year
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	75,421,123	91,631,488
The Group | Within 1 year | Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,518,653	2,371,917
The Group | Within 1 year | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,384,400	6,911,640
The Group | Within 1 year | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	400,000	12,500,000
The Group | Within 1 year | Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	500,000	3,500,000
The Group | Within 1 year | Gold leasing arrangement
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,607,905	6,818,393
The Group | Within 1 year | Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	39,296,192	31,041,442
The Group | Within 1 year | Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,848,968	5,502,360
The Group | Within 1 year | Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,766	89,426
The Group | Within 1 year | Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	8,855,639	10,535,869
The Group | Within 1 year | Trade and notes payables
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	14,007,600	12,360,441
The Group | Past due for 1 to 2 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	11,251,093	12,382,567
The Group | Past due for 1 to 2 years | Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,161,490	1,762,618
The Group | Past due for 1 to 2 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	7,377,956	5,174,015
The Group | Past due for 1 to 2 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities		3,215,000
The Group | Past due for 1 to 2 years | Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,602,751	2,123,149
The Group | Past due for 1 to 2 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	108,896	107,785
The Group | 2 to 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	31,617,861	14,779,056
The Group | 2 to 5 years | Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	707,716	1,890,329
The Group | 2 to 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	16,593,587	8,673,794
The Group | 2 to 5 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,785,840
The Group | 2 to 5 years | Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,197,364	4,106,037
The Group | 2 to 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	333,354	108,896
The Group | After 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	20,117,079	21,455,384
The Group | After 5 years | Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	13,238	73,603
The Group | After 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	18,784,797	19,745,385
The Group | After 5 years | Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	898,786	1,048,728
The Group | After 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 420,258	¥ 587,668